Employee Benefit Plans - Schedule of Net Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 9	$ 14	$ 15
Interest cost	61	43	30
Expected return on assets	(85)	(87)	(78)
Net prior service credit amortization	0	0	0
Amortization of net actuarial loss	0	12	27
Total net periodic benefit	(15)	(18)	(6)
Current year actuarial (gain) loss	(109)	33	(98)
Amortization of actuarial loss	0	(12)	(27)
Current year amortization of prior service cost	0	0	0
Amortization of prior service cost	0	0	0
Net (gain) loss recognized in other comprehensive income	(109)	21	(125)
Total recognized in net periodic benefit cost and other comprehensive income	(124)	3	$ (131)
Postretirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	0	0
Interest cost	0	0
Expected return on assets	0	0
Net prior service credit amortization	0	(27)
Amortization of net actuarial loss	0	0
Total net periodic benefit	0	(27)
Current year actuarial (gain) loss	0	0
Amortization of actuarial loss	0	0
Current year amortization of prior service cost	0	27
Amortization of prior service cost	0	(27)
Net (gain) loss recognized in other comprehensive income	0	0
Total recognized in net periodic benefit cost and other comprehensive income	$ 0	$ (27)